DEFERRED REVENUES	12 Months Ended
Mar. 31, 2012
DEFERRED REVENUES
DEFERRED REVENUES

(8)         DEFERRED REVENUES

Deferred revenues consist of the following:

	March 31,
	2011	2012
	RMB	RMB
Testing services	4,743,451	19,316,486
Test-based education services	10,289,540	5,178,840
Test preparation and training solutions	2,108,561	854,095
Other revenue — licensing fees from authorized test centers centers	5,255,089	4,362,115
Other revenue — others	527,579	721,668
Total deferred revenues	22,924,220	30,433,204

Representing:
Current deferred revenues	19,100,619	27,333,088
Non-current deferred revenues	3,823,601	3,100,116